Average Annual Total Returns - Voya Intermediate Bond Portfolio	Class ADV 1 Yr	Class ADV 5 Yrs	Class ADV 10 Yrs	Class ADV Since Inception	Class ADV Inception Date	Class ADV Bloomberg Barclays U.S. Aggregate Bond Index 1 Yr		Class ADV Bloomberg Barclays U.S. Aggregate Bond Index 5 Yrs		Class ADV Bloomberg Barclays U.S. Aggregate Bond Index 10 Yrs		Class ADV Bloomberg Barclays U.S. Aggregate Bond Index Since Inception	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I Bloomberg Barclays U.S. Aggregate Bond Index 1 Yr		Class I Bloomberg Barclays U.S. Aggregate Bond Index 5 Yrs		Class I Bloomberg Barclays U.S. Aggregate Bond Index 10 Yrs		Class I Bloomberg Barclays U.S. Aggregate Bond Index Since Inception	Class S 1 Yr	Class S 5 Yrs	Class S 10 Yrs	Class S Since Inception	Class S Inception Date	Class S Bloomberg Barclays U.S. Aggregate Bond Index 1 Yr		Class S Bloomberg Barclays U.S. Aggregate Bond Index 5 Yrs		Class S Bloomberg Barclays U.S. Aggregate Bond Index 10 Yrs		Class S Bloomberg Barclays U.S. Aggregate Bond Index Since Inception	Class S2 1 Yr	Class S2 5 Yrs	Class S2 10 Yrs	Class S2 Since Inception	Class S2 Inception Date	Class S2 Bloomberg Barclays U.S. Aggregate Bond Index 1 Yr		Class S2 Bloomberg Barclays U.S. Aggregate Bond Index 5 Yrs		Class S2 Bloomberg Barclays U.S. Aggregate Bond Index 10 Yrs		Class S2 Bloomberg Barclays U.S. Aggregate Bond Index Since Inception
Total	7.32%	4.74%	4.48%		Dec. 20, 2006	7.51%	[1]	4.44%	[1]	3.84%	[1]	[1]	7.81%	5.24%	4.99%		May 23, 2073	7.51%	[1]	4.44%	[1]	3.84%	[1]	[1]	7.57%	4.99%	4.73%		May 03, 2002	7.51%	[1]	4.44%	[1]	3.84%	[1]	[1]	7.42%	4.83%	4.58%		Feb. 27, 2009	7.51%	[1]	4.44%	[1]	3.84%	[1]	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.